Income and mining taxes (Schedule of temporary differences recognized) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	$ (237.8)	$ (255.3)	$ (125.7)
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	(54.5)	(50.4)
Deferred income tax liability	451.6	478.7
Pension obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	2.0	2.5
Other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	25.1	26.9
Deferred income tax liability	(1.2)	(1.2)
Decommissioning and restoration provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	19.3	20.0
Deferred income tax liability	(11.8)	(19.2)
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	107.3	135.3
Deferred income tax liability	(116.7)	(92.0)
Share issuance and debt cost [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	3.8	6.7
Deferred revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	1.7	1.5
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	(2.1)	9.4
Deferred income tax liability	(16.4)	(3.5)
Income tax effect of temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	102.6	151.9
Deferred income tax liability	305.5	362.8
Deferred income tax liability	$ (202.9)	$ (210.9)